Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2017	2016	2015
Cost:
Opening balance as at January 1,	1,388,399	1,388,399	1,272,123
Additions	1,000,000	-	116,276
Closing balance as at December 31,	2,388,399	1,388,399	1,388,399

Accumulated amortization:
Opening balance as at January 1,	493,815	356,289	222,031
Amortization	179,392	137,526	134,258
Closing balance as at December 31,	673,207	493,815	356,289

Net book value as at December 31,	1,715,192	894,584	1,032,110